Note 10 - Share-based Payments	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
10.	SHARE-BASED PAYMENTS

In
December 2017,
the Company amended its stock option plan (the
“2017
Plan”). The
2017
Plan was established to provide an incentive to management (officers), employees, directors and consultants of the Company and its subsidiaries. The maximum number of shares which may
be reserved for issuance under the
2017
Plan is limited to
7,105,838
shares less the number of shares reserved for issuance pursuant to options granted under the
1996
Plan, the
2000
Plan, the
2005
Plan, the
2009
Plan and the
2011
Plan, provided that the Board of Directors of the Company has the right, from time to time, to increase such number subject to the approval of the relevant exchange on which the shares are listed and the approval of the shareholders of the Company.

The maximum number of common shares that
may
be reserved for issuance to any
one
person under the
2017
Plan is
5%
of the common shares outstanding at the time of the grant (calculated on a non-diluted basis) less the number of shares reserved for issuance to such person under any option to purchase common shares of the Company granted as a compensation or incentive mechanism.

The exercise price of each option cannot be less than the market price of the shares on the day immediately preceding the day of the grant less any permitted discount. The exercise period of the options granted cannot exceed
10
years. Options granted under the
2017
Plan do
not
have any required vesting provisions. However, the Board of Directors of the Company may,
from time to time, amend or revise the terms of the
2017
Plan or
may
terminate it at any time.

The following summarizes the options outstanding:

	Number of Options	Weighted Average Exercise Price	Warrant Remaining Contract Life (Yrs)
Outstanding as at January 1, 201 8	3,999,000	$0.21	2.77
Forfeited	(18,000)	0.23
Outstanding as at June 30 , 201 8	3,981,000	$0.21	2.51
Granted	2,920,000	0.07
Expired	(25,000)	0.23
Forfeited	(72,000)	0.23
Outstanding as at December 31, 201 9	6,804,000	$0.18	2.26
Granted	1,050,000	0.08
Forfeited	(1,092,000)	0.22
Outstanding as at June 30 , 201 9	6,762,000	$0.13	2.03

Options exercisable as at June 30 , 201 8	3,321,000	$0.21
Options exercisable as at December 31, 201 8	4,566,000	$0.19
Options exercisable as at June 30 , 201 9	5,162,002	$0.14

The weighted average remaining contractual life for the stock options outstanding as at
June 30, 2019
was
2.03
years (
2018
–
2.51
years). The range of exercise prices for the stock options outstanding as at
June 30, 2019
was
$0.07
-
$0.23
(
2018
-
$0.20
-
$0.23
). The weighted average grant-date fair value of options granted to management, employees, directors and consultants during period has been estimated at
$0.05
(
2018
-
$0.12
) using the Black-Scholes option-pricing model. The estimated fair value of the options granted is expensed immediately.

The vesting period on the options granted on
February 4, 2019
will be vested
three
months after grant date and will be vested quarterly.

The vesting period on the options granted on
May 13, 2019
will be vested
three
months after grant date and will be vested quarterly.

The vesting periods on the options granted on
December 20, 2018
are as follows,
25%
vest on
November 20, 2018,
the remaining vest quarterly over
9
months, commencing
three
months after grant date.

The pricing model assumes the weighted average risk free interest rates of
1.62%
(
2018
–
1.39
) weighted average expected dividend yields of
Nil
(
2018
–
Nil
), the weighted average expected common stock price volatility (based on historical trading) of
111%
(
2018
–
97%
) a forfeiture rate of zero, a weighted average stock price of
$0.29,
a weighted average exercise price of
$0.08,
and a weighted average expected life of
3
years (
2018
–
3
years), which were estimated based on past experience with options and option contract specifics.